Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	88 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Tandem Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tandem Fund
Average Annual Return, Percent	(14.80%)	1.65%	5.59%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	22.32%	13.41%	16.12%